Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension And Postretirement Benefits
Supplemental retirement plan - projected benefit obligation	$ (2,280)	$ (2,456)
Supplemental retirement plan - Accumulated benefit obligation	(2,227)	(2,392)
Supplemental retirement plan - Fair value of plan assets	$ 0	$ 0